United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7309

(Investment Company Act File Number)

Federated Total Return Government Bond Fund
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  02/29/12

Date of Reporting Period:  Quarter ended 05/31/11

Item 1.                      Schedule of Investments

Federated Total Return Government Bond Fund

Portfolio of Investments

May 31, 2011 (unaudited)

Principal Amount			Value
		U.S. Treasury – 38.3%
		U.S. Treasury Bonds – 10.0%
$2,200,000		11.250%, 2/15/2015	3,016,148
5,500,000		7.250%, 5/15/2016 - 8/15/2022	7,182,000
2,050,000		8.750%, 5/15/2017	2,833,164
1,000,000		8.125%, 5/15/2021	1,444,375
4,000,000		7.125%, 2/15/2023	5,490,000
10,500,000		6.250%, 8/15/2023 - 5/15/2030	13,595,415
1,500,000		7.500%, 11/15/2024	2,146,758
7,700,000		7.625%, 2/15/2025	11,145,750
7,750,000	[1]	6.875%, 8/15/2025	10,593,887
1,000,000		5.375%, 2/15/2031	1,199,173
8,000,000		3.500%, 2/15/2039	7,074,660
7,000,000		4.375%, 5/15/2040	7,189,218
8,000,000		3.875%, 8/15/2040	7,531,250
2,000,000		4.750%, 2/15/2041	2,183,594
		TOTAL	82,625,392
		U.S. Treasury Inflation-Protected Notes – 3.6%
11,880,305		1.375%, 1/15/2020	12,706,357
16,339,680		1.125%, 1/15/2021	16,904,548
		TOTAL	29,610,905
		U.S. Treasury Notes – 24.7%
24,400,000		4.750%, 5/31/2012	25,498,954
22,000,000		1.375%, 10/15/2012	22,328,282
12,000,000	[1]	0.625%, 2/28/2013 - 4/30/2013	12,046,767
18,250,000		1.750%, 4/15/2013	18,702,007
39,600,000		4.250%, 8/15/2013 - 8/15/2015	43,778,792
24,000,000	[1]	1.250%, 2/15/2014 - 4/15/2014	24,360,252
11,500,000		2.625%, 6/30/2014 - 12/31/2014	12,134,238
10,000,000		2.375%, 8/31/2014	10,473,438
5,000,000	[1]	2.500%, 4/30/2015	5,252,148
5,000,000		3.625%, 2/15/2021	5,258,203
2,000,000		2.000%, 4/30/2016	2,032,731
18,380,000		5.125%, 5/15/2016	21,451,375
		TOTAL	203,317,187
		TOTAL U.S. TREASURY (IDENTIFIED COST $295,294,205)	315,553,484
		GOVERNMENT AGENCIES – 28.8%
		Federal Farm Credit System – 1.3%
1,000,000		1.200%, 7/13/2011	1,001,034
500,000		5.550%, 7/23/2014	568,299
1,000,000		4.300%, 12/15/2014	1,103,879
1,000,000		5.200%, 1/7/2015	1,136,411
1,000,000		5.570%, 11/23/2016	1,177,418
249,000		5.800%, 11/10/2021	299,439
5,000,000		5.410%, 4/17/2036	5,566,069
		TOTAL	10,852,549

Principal Amount			Value
		Federal Home Loan Bank System – 10.6%
$500,000		2.100%, 9/6/2011	502,535
35,000,000		1.875%, 6/20/2012	35,596,148
1,000,000		2.375%, 5/13/2013	1,036,534
12,000,000		3.625%, 10/18/2013	12,823,884
1,000,000		2.750%, 12/12/2014	1,051,898
1,000,000		2.875%, 6/12/2015	1,053,191
16,100,000		4.750%, 9/11/2015 - 12/16/2016	18,204,268
14,000,000	[1]	5.375%, 5/18/2016	16,353,184
500,000		2.000%, 10/28/2016	502,531
		TOTAL	87,124,173
		Federal Home Loan Mortgage Corporation – 7.1%
12,000,000		4.625%, 10/25/2012	12,724,819
18,000,000	[1]	4.750%, 1/19/2016	20,410,650
14,000,000		5.250%, 4/18/2016	16,225,215
5,000,000		5.125%, 11/17/2017	5,794,961
70,000		6.750%, 9/15/2029	91,818
3,000,000		5.625%, 11/23/2035	3,212,457
		TOTAL	58,459,920
		Federal National Mortgage Association – 4.1%
1,000,000		5.250%, 8/1/2012	1,056,319
6,000,000	[1]	2.875%, 12/11/2013	6,323,294
14,500,000		2.000%, 6/23/2014	14,513,096
12,000,000		3.000%, 9/29/2014	12,095,896
		TOTAL	33,988,605
		Tennessee Valley Authority Bonds – 5.7%
37,550,000		5.500%, 7/18/2017	44,198,141
2,000,000		5.250%, 9/15/2039	2,185,957
		TOTAL	46,384,098
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $226,286,250)	236,809,345
		Mortgage-Backed Securities – 15.5%
		Federal Home Loan Mortgage Corporation – 6.0%
47,292,046		4.500%, 9/1/2040 - 7/1/2041	49,022,989
		Federal National Mortgage Association – 9.5%
2,015		7.500%, 6/1/2012	2,076
65,518,262		3.500%, 10/1/2020 - 1/1/2026	67,959,970
10,000,000		4.500%, 6/1/2041	10,387,383
		TOTAL	78,349,429
		Government National Mortgage Association – 0.0%
40,919		7.500%, 10/15/2026 - 10/15/2027	47,179
126,502		6.500%, 10/15/2031	144,118
		TOTAL	191,297
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $126,859,256)	127,563,715
		Collateralized Mortgage Obligations – 13.7%
		Federal Home Loan Mortgage Corporation – 8.0%
10,920,827		REMIC K010 A1, 3.320%, 7/25/2020	11,296,841
13,877,757		REMIC K011 A1, 2.917%, 8/25/2020	14,086,132
22,000,000		REMIC K701 A2, 3.876%, 11/25/2017	23,136,366

Principal Amount			Value
$16,677,175		REMIC 2601 DA, 4.000%, 4/15/2023	17,543,874
		TOTAL	66,063,213
		Federal National Mortgage Association – 5.7%
13,297		REMIC 1988-16 B, 9.500%, 6/25/2018	15,335
5,807		REMIC 1989-35 G, 9.500%, 7/25/2019	6,882
10,000,000		REMIC 2005-87 PE, 5.000%, 12/25/2033	10,951,340
12,243,303		REMIC 2007-93 FD, 0.744%, 9/25/2037	12,269,542
11,339,161		REMIC 2009-14 PB, 3.500%, 3/25/2024	11,909,527
6,433,624		REMIC 2009-14 PC, 4.000%, 3/25/2024	6,843,508
4,387,845		REMIC 2008-17 PA, 4.500%, 10/25/2037	4,676,453
		TOTAL	46,672,587
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $110,701,679)	112,735,800
		FDIC-GUARANTEED DEBT – 1.9%
15,000,000		General Motors Acceptance Corp. LLC, 2.200%, 12/19/2012	15,419,804
500,000		New York Community Bancorp, Inc., 3.000%, 12/16/2011	507,736
		TOTAL FDIC-GUARANTEED DEBT (IDENTIFIED COST $15,593,195)	15,927,540
		Repurchase Agreements – 15.4%
31,114,000		Interest in $5,680,000,000 joint repurchase agreement 0.14%, dated 5/31/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,680,022,089 on 6/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $5,795,887,478.	31,114,000
10,277,000	[2]	Interest in $1,500,000,000 joint repurchase agreement 0.08%, dated 5/12/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,500,106,667 on 6/13/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2048 and the market value of those underlying securities was $1,537,183,609.	10,277,000
85,069,000		Interest in $5,680,000,000 joint repurchase agreement 0.14%, dated 5/31/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,680,022,089 on 6/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $5,795,887,478 (purchased with proceeds from securities lending collateral).	85,069,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	126,460,000
		TOTAL INVESTMENTS — 113.6% (IDENTIFIED COST $901,194,585)[3]	935,049,884
		OTHER ASSETS AND LIABILITIES - NET — (13.6)%[4]	(112,220,313)
		TOTAL NET ASSETS — 100%	$822,829,571
1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of May 31, 2011, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$82,677,872	$85,069,000
2	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
3	At May 31, 2011, the cost of investments for federal tax purposes was $901,194,585. The net unrealized appreciation of investments for federal tax purposes was $33,855,299. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $35,502,731 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,647,432.
4	Assets, other than investments in securities, less liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund received cash from the broker as collateral for the loaned securities and reinvests the collateral in short-term securities such as repurchase agreements or money market mutual funds.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Trust generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Trust cannot obtain a price or price evaluation from a pricing service for an investment, the Trust may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Trust uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Trust could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Trust normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Trust normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trust may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Trust will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of May 31, 2011, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronym is used throughout this portfolio:

REMIC	— Real Estate Mortgage Investment Conduit

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Total Return Government Bond Fund

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	July 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date	July 19, 2011

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	July 19, 2011